LONG TERM EMPLOYEE RELATED OBLIGATIONS (Tables)	0 Months Ended
Dec. 31, 2012
Long Term Employee Related Obligations Tables [Abstract]
Long-term employee-related obligations
NOTE 9—LONG-TERM EMPLOYEE-RELATED OBLIGATIONS:
a.	Long-term employee-related obligations consisted of the following:
		December 31,
		2012	2011

		(U.S. $ in millions )
	Accrued severance pay	$135	$131
	Defined benefit plans	160	108

	Total	$295	$239